Summary of Significant Accounting Policies - Schedule of Noncontrolling Interests (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Noncontrolling Interests [Line Items]
Total noncontrolling interests	¥ 455,445,667	$ 64,797,073	¥ 385,752,204
VIDA [Member]
Schedule of Noncontrolling Interests [Line Items]
Total noncontrolling interests	(43,587,352)	(6,201,251)	(39,556,588)
Viru [Member]
Schedule of Noncontrolling Interests [Line Items]
Total noncontrolling interests	(10,876,163)	(1,547,371)	(10,518,406)
MicroAlgo [Member]
Schedule of Noncontrolling Interests [Line Items]
Total noncontrolling interests	¥ 509,909,182	$ 72,545,695	¥ 435,827,198